UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08837

THE SELECT SECTOR SPDR TRUST
(Exact name of registrant as specified in charter)
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Jesse D. Hallee, Esq.	Leonard Mackey, Esq.
Vice President	Clifford Chance US LLP
State Street Bank and Trust Company	31 West 52nd Street
CHP/0326	New York, New York 10019
One Lincoln Street
Boston, MA 02111
Registrant’s telephone number, including area code: (303) 623-2577
Date of fiscal year end: September 30
Date of reporting period: June 30, 2014

Item 1. Schedule of Investments.

The Consumer Discretionary Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUTO COMPONENTS — 3.6%
BorgWarner, Inc.	560,552	$36,542,385
Delphi Automotive PLC	678,768	46,658,512
Johnson Controls, Inc.	1,628,378	81,304,914
The Goodyear Tire & Rubber Co.	671,980	18,667,604

		183,173,415

AUTOMOBILES — 6.3%
Ford Motor Co.	9,694,965	167,141,197
General Motors Co.	3,224,044	117,032,797
Harley-Davidson, Inc.	535,498	37,404,535

		321,578,529

DISTRIBUTORS — 0.7%
Genuine Parts Co.	376,620	33,067,236

DIVERSIFIED CONSUMER SERVICES — 0.6%
Graham Holdings Co. (Class B)	10,593	7,606,939
H&R Block, Inc.	665,911	22,321,337

		29,928,276

HOTELS, RESTAURANTS & LEISURE — 14.1%
Carnival Corp.	1,075,205	40,481,468
Chipotle Mexican Grill, Inc. (a)	76,231	45,167,630
Darden Restaurants, Inc. (b)	323,544	14,970,381
International Game Technology	1,975	31,422
Marriott International, Inc. (Class A) (b)	538,585	34,523,299
McDonald’s Corp.	2,423,513	244,144,700
Starbucks Corp.	1,845,803	142,828,236
Starwood Hotels & Resorts Worldwide, Inc.	470,730	38,044,399
Wyndham Worldwide Corp.	312,109	23,632,893
Wynn Resorts, Ltd.	198,615	41,224,529
Yum! Brands, Inc.	1,082,204	87,874,965

		712,923,922

HOUSEHOLD DURABLES — 3.3%
D.R. Horton, Inc.	694,564	17,072,383
Garmin, Ltd. (b)	298,593	18,184,314
Harman International Industries, Inc.	165,202	17,747,651
Leggett & Platt, Inc. (b)	338,269	11,595,861
Lennar Corp. (Class A) (b)	427,267	17,936,669
Mohawk Industries, Inc. (a)	148,294	20,514,992
Newell Rubbermaid, Inc.	679,441	21,055,877
Pulte Group, Inc.	833,495	16,803,259
Whirlpool Corp.	190,587	26,533,522

		167,444,528

INTERNET & CATALOG RETAIL — 11.2%
Amazon.com, Inc. (a)	913,901	296,816,767
Expedia, Inc.	251,480	19,806,565
NetFlix, Inc. (a)	147,000	64,768,200
The Priceline Group, Inc. (a)	128,575	154,675,725
TripAdvisor, Inc. (a)	272,810	29,643,534

		565,710,791

LEISURE EQUIPMENT & PRODUCTS — 0.9%
Hasbro, Inc.	281,871	14,953,257
Mattel, Inc.	828,551	32,288,632

		47,241,889

MEDIA — 30.3%
Cablevision Systems Corp. (b)	521,948	9,212,382
CBS Corp. (Class B)	1,296,401	80,558,358
Comcast Corp. (Class A)	6,374,490	342,182,623
DIRECTV (a)	1,150,855	97,834,184
Discovery Communications, Inc. (Class A) (a)	534,666	39,714,990
Gannett Co., Inc.	552,220	17,290,008
News Corp. (a)	1,209,300	21,694,842
Omnicom Group, Inc.	633,642	45,127,983
Scripps Networks Interactive (Class A)	262,935	21,334,546
The Interpublic Group of Cos., Inc.	1,031,083	20,116,429
The Walt Disney Co.	3,949,396	338,621,213
Time Warner Cable, Inc.	683,102	100,620,925
Time Warner, Inc.	2,163,035	151,953,209
Twenty-First Century Fox, Inc.	4,695,090	165,032,414
Viacom, Inc. (Class B)	959,161	83,188,034

		1,534,482,140

MULTILINE RETAIL — 5.4%
Dollar General Corp. (a)	743,617	42,653,871
Dollar Tree, Inc. (a)	505,610	27,535,521
Family Dollar Stores, Inc.	232,103	15,351,292
Kohl’s Corp. (b)	478,004	25,181,251
Macy’s, Inc.	883,887	51,283,124
Nordstrom, Inc.	347,552	23,609,207
Target Corp.	1,553,235	90,009,968

		275,624,234

SPECIALTY RETAIL — 16.7%
AutoNation, Inc. (a)(b)	153,269	9,147,094
AutoZone, Inc. (a)	81,877	43,905,723
Bed Bath & Beyond, Inc. (a)	500,457	28,716,223
Best Buy Co., Inc.	675,523	20,947,968
CarMax, Inc. (a)(b)	542,173	28,198,418
GameStop Corp. (Class A) (b)	281,269	11,382,956
L Brands, Inc.	601,235	35,268,445
Lowe’s Cos., Inc.	2,446,454	117,405,327
O’Reilly Automotive, Inc. (a)	260,105	39,171,813
PetSmart, Inc. (b)	243,315	14,550,237
Ross Stores, Inc.	522,001	34,519,926
Staples, Inc. (b)	1,584,758	17,178,777
The Gap, Inc.	643,414	26,746,720
The Home Depot, Inc.	3,355,348	271,648,974
Tiffany & Co.	272,088	27,276,822
TJX Cos., Inc.	1,717,293	91,274,123
Tractor Supply Co.	339,292	20,493,237
Urban Outfitters, Inc. (a)(b)	247,470	8,379,334

		846,212,117

TEXTILES, APPAREL & LUXURY GOODS — 6.7%
Coach, Inc.	675,945	23,110,560
Fossil Group, Inc. (a)	117,147	12,244,204
Michael Kors Holdings, Ltd. (a)	440,778	39,074,970
NIKE, Inc. (Class B)	1,806,575	140,099,891
PVH Corp.	201,714	23,519,852
Ralph Lauren Corp.	144,000	23,139,360
Under Armour, Inc. (Class A) (a)(b)	393,442	23,405,865

The Consumer Discretionary Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

V.F. Corp.	844,292	$53,190,396

		337,785,098

TOTAL COMMON STOCKS —
(Cost $4,928,605,764)		5,055,172,175

SHORT TERM INVESTMENTS — 3.2%
MONEY MARKET FUNDS — 3.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	153,425,250	153,425,250
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	5,592,317	5,592,317

TOTAL SHORT TERM INVESTMENTS —
(Cost $159,017,567)		159,017,567

TOTAL INVESTMENTS — 103.0% (f)
(Cost $5,087,623,331)		5,214,189,742
OTHER ASSETS & LIABILITIES — (3.0)%		(150,443,235)

NET ASSETS — 100.0%		$5,063,746,507

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

The Consumer Staples Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BEVERAGES — 19.8%
Brown-Forman Corp. (Class B)	793,924	$74,763,823
Coca-Cola Enterprises, Inc.	1,173,911	56,089,468
Constellation Brands, Inc. (Class A) (a)	1,054,684	92,949,301
Dr. Pepper Snapple Group, Inc.	965,472	56,557,350
Molson Coors Brewing Co. (Class B)	834,512	61,887,410
Monster Beverage Corp. (a)	648,262	46,046,050
PepsiCo, Inc.	3,606,522	322,206,675
The Coca-Cola Co.	15,683,014	664,332,473

		1,374,832,550

FOOD & STAPLES RETAILING — 24.7%
Costco Wholesale Corp.	1,895,624	218,300,060
CVS Caremark Corp.	4,989,365	376,048,440
Safeway, Inc.	1,336,891	45,908,837
Sysco Corp.	2,667,654	99,903,642
The Kroger Co.	2,391,371	118,205,469
Wal-Mart Stores, Inc.	6,687,607	502,038,657
Walgreen Co.	3,883,248	287,865,174
Whole Foods Market, Inc.	1,689,750	65,275,043

		1,713,545,322

FOOD PRODUCTS — 18.4%
Archer-Daniels-Midland Co.	2,954,773	130,335,037
Campbell Soup Co. (b)	960,629	44,006,414
ConAgra Foods, Inc.	2,024,437	60,085,290
General Mills, Inc.	2,725,436	143,194,407
Hormel Foods Corp.	791,873	39,078,933
Kellogg Co.	1,205,196	79,181,377
Keurig Green Mountain, Inc. (b)	526,669	65,628,224
Kraft Foods Group, Inc.	2,469,946	148,073,263
McCormick & Co., Inc. (b)	657,269	47,053,888
Mead Johnson Nutrition Co.	916,462	85,386,765
Mondelez International, Inc. (Class A)	6,617,794	248,895,232
The Hershey Co.	717,449	69,858,009
The J.M. Smucker Co.	517,329	55,131,752
Tyson Foods, Inc. (Class A)	1,500,306	56,321,487

		1,272,230,078

HOUSEHOLD PRODUCTS — 19.9%
Colgate-Palmolive Co.	3,732,964	254,513,486
Kimberly-Clark Corp.	1,644,895	182,945,222
The Clorox Co. (b)	629,713	57,555,768
The Procter & Gamble Co.	11,227,309	882,354,214

		1,377,368,690

PERSONAL PRODUCTS — 1.8%
Avon Products, Inc.	2,265,044	33,092,293
The Estee Lauder Cos., Inc. (Class A)	1,192,812	88,578,219

		121,670,512

TOBACCO — 15.1%
Altria Group, Inc.	7,450,877	312,489,781
Lorillard, Inc.	1,651,188	100,672,932
Philip Morris International, Inc.	6,526,102	550,215,660
Reynolds American, Inc.	1,441,443	86,991,085

		1,050,369,458

TOTAL COMMON STOCKS —
(Cost $6,883,803,618)		6,910,016,610

SHORT TERM INVESTMENTS — 1.5%
MONEY MARKET FUNDS — 1.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	98,292,658	98,292,658
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	8,363,369	8,363,369

TOTAL SHORT TERM INVESTMENTS —
(Cost $106,656,027)		106,656,027

TOTAL INVESTMENTS — 101.2% (f)
(Cost $6,990,459,645)		7,016,672,637
OTHER ASSETS & LIABILITIES — (1.2)%		(83,444,917)

NET ASSETS — 100.0%		$6,933,227,720

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

The Energy Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
ENERGY EQUIPMENT & SERVICES — 22.4%
Baker Hughes, Inc.	3,663,871	$272,775,196
Cameron International Corp. (a)	2,078,435	140,730,834
Diamond Offshore Drilling, Inc. (b)	714,016	35,436,614
Ensco PLC (Class A) (b)	1,475,143	81,973,697
FMC Technologies, Inc. (a)	2,686,135	164,042,264
Halliburton Co.	6,412,842	455,375,910
Helmerich & Payne, Inc. (b)	682,547	79,250,532
Nabors Industries, Ltd.	3,061,886	89,927,592
National-Oilwell Varco, Inc.	3,452,655	284,326,139
Noble Corp.	1,600,923	53,726,976
Rowan Cos., PLC (Class A) (a)	2,122,591	67,774,331
Schlumberger, Ltd.	8,617,281	1,016,408,294
Transocean, Ltd. (b)	2,165,456	97,510,484

		2,839,258,863

OIL, GAS & CONSUMABLE FUELS — 77.5%
Anadarko Petroleum Corp.	3,729,122	408,226,985
Apache Corp.	2,819,992	283,747,595
Cabot Oil & Gas Corp. (b)	5,750,868	196,334,634
Chesapeake Energy Corp. (b)	4,273,947	132,834,273
Chevron Corp.	12,328,797	1,609,524,448
Cimarex Energy Co.	544,600	78,128,316
ConocoPhillips	5,753,708	493,265,387
CONSOL Energy, Inc.	2,340,086	107,807,762
Denbury Resources, Inc. (b)	4,489,191	82,870,466
Devon Energy Corp.	2,806,297	222,819,982
EOG Resources, Inc.	4,226,083	493,860,059
EQT Corp.	963,953	103,046,576
Exxon Mobil Corp.	18,377,175	1,850,213,979
Hess Corp.	2,080,436	205,734,316
Kinder Morgan, Inc./Delaware	4,236,309	153,608,564
Marathon Oil Corp.	5,045,902	201,432,408
Marathon Petroleum Corp.	1,834,290	143,203,020
Murphy Oil Corp. (b)	1,455,092	96,734,516
Newfield Exploration Co. (a)	856,594	37,861,455
Noble Energy, Inc.	3,104,151	240,447,537
Occidental Petroleum Corp.	4,348,584	446,295,176
ONEOK, Inc.	1,319,090	89,803,647
Peabody Energy Corp. (b)	2,504,865	40,954,543
Phillips 66	3,587,751	288,562,813
Pioneer Natural Resources Co.	2,055,579	472,392,610
QEP Resources, Inc. (b)	1,135,234	39,165,573
Range Resources Corp. (b)	1,681,569	146,212,425
Southwestern Energy Co. (a)	2,864,449	130,303,785
Spectra Energy Corp.	5,709,888	242,556,042
Tesoro Corp.	2,585,111	151,668,462
The Williams Cos., Inc.	6,602,438	384,327,916
Valero Energy Corp.	4,725,112	236,728,111

		9,810,673,381

TOTAL COMMON STOCKS —
(Cost $12,052,510,157)		12,649,932,244

SHORT TERM INVESTMENTS — 2.8%
MONEY MARKET FUNDS — 2.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	348,195,014	348,195,014
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	11,603,218	11,603,218

TOTAL SHORT TERM INVESTMENTS —
(Cost $359,798,232)		359,798,232

TOTAL INVESTMENTS — 102.7% (f)
(Cost $12,412,308,389)		13,009,730,476
OTHER ASSETS & LIABILITIES — (2.7)%		(347,069,998)

NET ASSETS — 100.0%		$12,662,660,478

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

The Financial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
CAPITAL MARKETS — 13.5%
Affiliated Managers Group, Inc. (a)	367,000	$75,381,800
Ameriprise Financial, Inc.	1,246,733	149,607,960
BlackRock, Inc.	821,436	262,530,945
E*TRADE Financial Corp. (a)	1,893,387	40,253,408
Franklin Resources, Inc.	2,637,715	152,565,435
Invesco, Ltd.	2,840,802	107,240,275
Legg Mason, Inc. (b)	674,828	34,625,425
Morgan Stanley	9,189,560	297,098,475
Northern Trust Corp.	1,459,578	93,719,503
State Street Corp. (c)	2,828,472	190,243,027
T. Rowe Price Group, Inc.	1,725,014	145,608,432
The Bank of New York Mellon Corp.	7,487,416	280,628,352
The Charles Schwab Corp.	7,688,743	207,057,849
The Goldman Sachs Group, Inc.	2,730,582	457,208,650

		2,493,769,536

COMMERCIAL BANKS — 18.2%
BB&T Corp.	4,717,462	186,009,527
Comerica, Inc.	1,192,844	59,833,055
Fifth Third Bancorp	5,584,264	119,224,036
Huntington Bancshares, Inc.	5,434,903	51,848,975
KeyCorp	5,799,542	83,107,437
M & T Bank Corp. (b)	863,449	107,110,848
PNC Financial Services Group, Inc.	3,506,987	312,297,192
Regions Financial Corp.	9,054,162	96,155,200
SunTrust Banks, Inc.	3,498,481	140,149,149
U.S. Bancorp	11,917,818	516,279,876
Wells Fargo & Co.	31,469,931	1,654,059,573
Zions Bancorporation (b)	1,213,997	35,776,492

		3,361,851,360

CONSUMER FINANCE — 6.1%
American Express Co.	5,977,543	567,089,504
Capital One Financial Corp.	3,752,921	309,991,275
Discover Financial Services	3,061,345	189,742,163
Navient Corp.	2,775,561	49,155,185

		1,115,978,127

DIVERSIFIED FINANCIAL SERVICES — 30.2%
Bank of America Corp.	69,043,344	1,061,196,197
Berkshire Hathaway, Inc. (Class B) (a)	11,821,653	1,496,148,404
Citigroup, Inc.	19,945,408	939,428,717
CME Group, Inc.	2,072,558	147,047,990
Intercontinental Exchange, Inc.	755,641	142,740,585
JPMorgan Chase & Co.	24,849,487	1,431,827,441
Leucadia National Corp.	2,081,144	54,567,596
McGraw Hill Financial, Inc.	1,787,118	148,384,408
Moody’s Corp.	1,234,793	108,241,954
The Nasdaq OMX Group, Inc.	773,160	29,859,439

		5,559,442,731

INSURANCE — 17.7%
ACE, Ltd.	2,217,282	229,932,144
Aflac, Inc.	2,981,715	185,611,759
American International Group, Inc.	9,498,398	518,422,563
Aon PLC	1,946,647	175,373,428
Assurant, Inc.	470,425	30,836,359
Cincinnati Financial Corp.	966,299	46,421,004
Genworth Financial, Inc. (Class A) (a)	3,258,443	56,696,908
Hartford Financial Services Group, Inc.	2,952,567	105,731,424
Lincoln National Corp.	1,731,742	89,080,809
Loews Corp.	2,004,805	88,231,468
Marsh & McLennan Cos., Inc.	3,608,470	186,990,915
MetLife, Inc.	7,390,181	410,598,456
Principal Financial Group, Inc.	1,796,680	90,696,406
Prudential Financial, Inc.	3,033,359	269,271,279
The Allstate Corp.	2,849,545	167,325,282
The Chubb Corp.	1,605,271	147,957,828
The Progressive Corp.	3,576,097	90,689,820
The Travelers Cos., Inc.	2,281,491	214,619,858
Torchmark Corp. (b)	576,527	47,229,092
Unum Group	1,690,014	58,744,887
XL Group PLC	1,782,642	58,345,873

		3,268,807,562

REAL ESTATE INVESTMENT TRUSTS (REITS) — 13.6%
American Tower Corp.	2,598,324	233,797,193
Apartment Investment & Management Co. (Class A)	959,291	30,956,321
AvalonBay Communities, Inc.	799,867	113,733,089
Boston Properties, Inc.	1,004,856	118,753,882
Crown Castle International Corp.	2,191,603	162,748,439
Equity Residential	2,205,196	138,927,348
Essex Property Trust, Inc.	410,475	75,900,932
General Growth Properties, Inc.	3,423,382	80,654,880
HCP, Inc.	3,008,458	124,489,992
Health Care REIT, Inc.	2,005,600	125,690,952
Host Hotels & Resorts, Inc.	4,969,799	109,385,276
Kimco Realty Corp.	2,695,871	61,951,116
Plum Creek Timber Co., Inc.	1,162,741	52,439,619
ProLogis, Inc.	3,280,844	134,809,880
Public Storage, Inc.	951,603	163,057,174
Simon Property Group, Inc.	2,039,804	339,178,609
The Macerich Co.	923,764	61,661,247
Ventas, Inc.	1,932,518	123,874,404
Vornado Realty Trust	1,144,382	122,139,891
Weyerhaeuser Co. (b)	3,842,679	127,154,248

		2,501,304,492

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Group, Inc. (a)	1,831,276	58,674,083

THRIFTS & MORTGAGE FINANCE — 0.3%
Hudson City Bancorp, Inc.	3,124,371	30,712,567
People’s United Financial, Inc. (b)	2,036,497	30,893,659

		61,606,226

TOTAL COMMON STOCKS —
(Cost $17,163,695,803)		18,421,434,117

SHORT TERM INVESTMENTS — 1.4%
MONEY MARKET FUNDS — 1.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	231,562,933	231,562,933

The Financial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	27,458,668	$27,458,668

TOTAL SHORT TERM INVESTMENTS —
(Cost $259,021,601)		259,021,601

TOTAL INVESTMENTS — 101.3% (g)
(Cost $17,422,717,404)		18,680,455,718
OTHER ASSETS & LIABILITIES — (1.3)%		(232,389,590)

NET ASSETS — 100.0%		$18,448,066,128

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	The values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

The Health Care Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 18.8%
Alexion Pharmaceuticals, Inc. (a)	854,546	$133,522,812
Amgen, Inc.	3,274,760	387,633,341
Biogen Idec, Inc. (a)	1,049,138	330,803,703
Celgene Corp. (a)	3,464,760	297,553,589
Gilead Sciences, Inc. (a)(b)	6,643,419	550,805,869
Regeneron Pharmaceuticals, Inc. (a)	344,759	97,384,075
Vertex Pharmaceuticals, Inc. (a)	1,018,700	96,450,516

		1,894,153,905

HEALTH CARE EQUIPMENT & SUPPLIES — 15.5%
Abbott Laboratories	5,508,273	225,288,366
Baxter International, Inc.	2,383,985	172,362,115
Becton, Dickinson and Co. (b)	857,508	101,443,196
Boston Scientific Corp. (a)(b)	5,799,941	74,065,247
C.R. Bard, Inc.	351,393	50,252,713
CareFusion Corp. (a)	896,969	39,780,575
Covidien PLC	1,945,753	175,468,006
DENTSPLY International, Inc.	613,633	29,055,523
Edwards Lifesciences Corp. (a)(b)	456,506	39,186,475
Intuitive Surgical, Inc. (a)(b)	165,131	68,000,946
Medtronic, Inc.	4,342,728	276,892,337
St. Jude Medical, Inc.	1,257,154	87,057,914
Stryker Corp.	1,300,219	109,634,466
Varian Medical Systems, Inc. (a)	455,022	37,830,529
Zimmer Holdings, Inc.	737,946	76,643,072

		1,562,961,480

HEALTH CARE PROVIDERS & SERVICES — 15.8%
Aetna, Inc.	1,588,166	128,768,499
AmerisourceBergen Corp.	1,014,263	73,696,350
Cardinal Health, Inc.	1,486,592	101,920,747
CIGNA Corp.	1,202,570	110,600,363
DaVita, Inc. (a)	769,031	55,616,322
Express Scripts Holding Co. (a)	3,520,640	244,085,971
Humana, Inc.	719,398	91,881,513
Laboratory Corp. of America Holdings (a)	366,936	37,574,246
McKesson Corp.	1,027,525	191,335,430
Patterson Cos., Inc. (b)	356,178	14,072,593
Quest Diagnostics, Inc. (b)	649,297	38,107,241
Tenet Healthcare Corp. (a)(b)	438,240	20,570,986
UnitedHealth Group, Inc.	4,273,967	349,396,802
WellPoint, Inc.	1,242,163	133,669,160

		1,591,296,223

HEALTH CARE TECHNOLOGY — 0.6%
Cerner Corp. (a)(b)	1,279,250	65,983,715

LIFE SCIENCES TOOLS & SERVICES — 3.4%
Agilent Technologies, Inc.	1,440,249	82,727,902
PerkinElmer, Inc. (b)	483,677	22,655,431
Thermo Fisher Scientific, Inc.	1,725,682	203,630,476
Waters Corp. (a)	366,338	38,260,341

		347,274,150

PHARMACEUTICALS — 45.8%
AbbVie, Inc.	6,870,594	387,776,325
Actavis PLC (a)	818,011	182,457,354
Allergan, Inc.	1,325,009	224,218,023
Bristol-Myers Squibb Co.	7,205,226	349,525,513
Eli Lilly & Co.	4,266,511	265,248,989
Forest Laboratories, Inc. (a)	1,056,146	104,558,454
Hospira, Inc. (a)(b)	723,022	37,141,640
Johnson & Johnson	12,234,939	1,280,019,318
Merck & Co., Inc.	12,642,681	731,379,096
Mylan, Inc. (a)	1,616,715	83,357,826
Perrigo Co. PLC (b)	578,592	84,335,570
Pfizer, Inc.	27,604,753	819,309,069
Zoetis, Inc.	2,167,368	69,940,965

		4,619,268,142

TOTAL COMMON STOCKS —
(Cost $9,214,767,027)		10,080,937,615

SHORT TERM INVESTMENTS — 1.0%
MONEY MARKET FUNDS — 1.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	94,779,678	94,779,678
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	6,735,367	6,735,367

TOTAL SHORT TERM INVESTMENTS —
(Cost $101,515,045)		101,515,045

TOTAL INVESTMENTS — 100.9% (f)
(Cost $9,316,282,072)		10,182,452,660
OTHER ASSETS & LIABILITIES — (0.9)%		(94,815,052)

NET ASSETS — 100.0%		$10,087,637,608

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

The Industrial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 25.4%
General Dynamics Corp.	1,944,300	$226,608,165
Honeywell International, Inc.	4,531,889	421,239,083
L-3 Communications Holdings, Inc.	467,575	56,459,681
Lockheed Martin Corp.	1,549,083	248,984,111
Northrop Grumman Corp.	1,267,581	151,640,715
Precision Castparts Corp.	791,663	199,815,741
Raytheon Co.	1,876,306	173,089,228
Rockwell Collins, Inc. (a)	952,572	74,433,976
Textron, Inc.	1,921,371	73,569,296
The Boeing Co.	3,843,493	489,007,614
United Technologies Corp.	4,806,129	554,867,593

		2,669,715,203

AIR FREIGHT & LOGISTICS — 7.1%
C.H. Robinson Worldwide, Inc. (a)	819,706	52,289,046
Expeditors International of Washington, Inc.	1,082,589	47,807,130
FedEx Corp.	1,633,714	247,311,625
United Parcel Service, Inc. (Class B)	3,932,883	403,749,769

		751,157,570

AIRLINES — 2.8%
Delta Air Lines, Inc.	4,630,831	179,305,776
Southwest Airlines Co.	4,156,429	111,641,683

		290,947,459

BUILDING PRODUCTS — 0.7%
Allegion PLC	485,824	27,536,505
Masco Corp.	2,162,600	48,009,720

		75,546,225

COMMERCIAL SERVICES & SUPPLIES — 4.6%
Cintas Corp. (a)	662,470	42,093,344
Iron Mountain, Inc. (a)	929,295	32,943,508
Pitney Bowes, Inc. (a)	1,265,749	34,959,987
Republic Services, Inc.	1,474,307	55,979,437
Stericycle, Inc. (a)(b)	464,026	54,949,959
The ADT Corp. (a)	955,741	33,393,590
Tyco International, Ltd.	2,517,630	114,803,928
Waste Management, Inc.	2,576,709	115,256,194

		484,379,947

CONSTRUCTION & ENGINEERING — 1.7%
Fluor Corp.	1,270,075	97,668,767
Jacobs Engineering Group, Inc. (b)	718,799	38,297,611
Quanta Services, Inc. (b)	1,185,993	41,011,638

		176,978,016

ELECTRICAL EQUIPMENT — 6.8%
AMETEK, Inc.	1,334,988	69,793,173
Eaton Corp. PLC	3,196,857	246,733,423
Emerson Electric Co.	4,075,766	270,467,832
Rockwell Automation, Inc.	977,787	122,379,821

		709,374,249

INDUSTRIAL CONGLOMERATES — 18.5%
3M Co.	3,496,049	500,774,059
Danaher Corp.	3,706,017	291,774,718
General Electric Co.	40,699,052	1,069,571,087
Roper Industries, Inc.	546,728	79,827,755

		1,941,947,619

MACHINERY — 18.2%
Caterpillar, Inc.	3,651,621	396,821,654
Cummins, Inc.	1,727,724	266,570,536
Deere & Co. (a)	2,228,053	201,750,199
Dover Corp.	1,105,051	100,504,388
Flowserve Corp. (a)	754,242	56,077,893
Illinois Tool Works, Inc.	2,212,978	193,768,354
Ingersoll-Rand PLC	1,376,744	86,060,267
Joy Global, Inc. (a)	545,209	33,573,970
PACCAR, Inc. (a)	2,263,174	142,195,222
Pall Corp.	878,341	75,001,538
Parker-Hannifin Corp.	1,029,246	129,407,100
Pentair PLC	1,066,797	76,937,400
Snap-on, Inc.	317,049	37,576,647
Stanley Black & Decker, Inc.	855,086	75,093,653
Xylem, Inc.	1,006,973	39,352,505

		1,910,691,326

PROFESSIONAL SERVICES — 2.1%
Dun & Bradstreet Corp. (a)	206,452	22,751,010
Equifax, Inc.	904,289	65,597,124
Nielsen NV	1,651,251	79,937,061
Robert Half International, Inc.	1,060,789	50,642,067

		218,927,262

ROAD & RAIL — 10.1%
CSX Corp.	6,621,833	204,018,675
Kansas City Southern (a)	601,075	64,621,573
Norfolk Southern Corp.	1,993,893	205,430,796
Ryder System, Inc.	528,222	46,531,076
Union Pacific Corp.	5,399,788	538,628,853

		1,059,230,973

TRADING COMPANIES & DISTRIBUTORS — 1.8%
Fastenal Co. (a)	1,488,467	73,664,232
W.W. Grainger, Inc. (a)	438,303	111,447,304

		185,111,536

TOTAL COMMON STOCKS —
(Cost $10,018,403,296)		10,474,007,385

SHORT TERM INVESTMENTS — 3.3%
MONEY MARKET FUNDS — 3.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	336,752,385	336,752,385
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	11,205,891	11,205,891

TOTAL SHORT TERM INVESTMENTS —
(Cost $347,958,276)		347,958,276

TOTAL INVESTMENTS — 103.1% (f)
(Cost $10,366,361,572)		10,821,965,661
OTHER ASSETS & LIABILITIES — (3.1)%		(322,751,892)

NET ASSETS — 100.0%		$10,499,213,769

The Industrial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

The Materials Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
CHEMICALS — 74.3%
Air Products & Chemicals, Inc.	1,874,677	$241,120,956
Airgas, Inc. (a)	613,562	66,823,037
CF Industries Holdings, Inc. (a)	467,624	112,477,601
E.I. du Pont de Nemours & Co.	7,995,856	523,248,817
Eastman Chemical Co.	1,347,378	117,693,468
Ecolab, Inc.	2,352,500	261,927,350
FMC Corp. (a)	1,207,631	85,971,251
International Flavors & Fragrances, Inc.	740,834	77,254,170
LyondellBasell Industries NV (Class A)	3,626,888	354,165,613
Monsanto Co.	4,563,837	569,293,027
PPG Industries, Inc.	1,220,643	256,518,126
Praxair, Inc.	2,550,498	338,808,154
Sigma-Aldrich Corp. (a)	1,068,489	108,430,264
The Dow Chemical Co.	10,483,389	539,475,198
The Mosaic Co.	2,884,940	142,660,283
The Sherwin-Williams Co.	754,165	156,044,280

		3,951,911,595

CONSTRUCTION MATERIALS — 1.4%
Vulcan Materials Co. (a)	1,193,195	76,066,181

CONTAINERS & PACKAGING — 6.5%
Avery Dennison Corp.	895,545	45,896,681
Ball Corp.	1,268,778	79,527,005
Bemis Co., Inc. (a)	962,534	39,136,632
MeadWestvaco Corp. (a)	1,538,968	68,114,724
Owens-Illinois, Inc. (b)	1,536,396	53,220,758
Sealed Air Corp.	1,791,361	61,210,805

		347,106,605

METALS & MINING — 14.0%
Alcoa, Inc.	10,431,795	155,329,427
Allegheny Technologies, Inc. (a)	1,022,606	46,119,531
Freeport-McMoRan Copper & Gold, Inc.	6,834,952	249,475,748
Newmont Mining Corp.	4,477,087	113,897,093
Nucor Corp. (a)	2,841,396	139,938,753
United States Steel Corp. (a)	1,391,049	36,222,916

		740,983,468

PAPER & FOREST PRODUCTS — 3.7%
International Paper Co.	3,841,784	193,894,839

TOTAL COMMON STOCKS —
(Cost $5,010,283,742)		5,309,962,688

SHORT TERM INVESTMENTS — 1.8%
MONEY MARKET FUNDS — 1.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	95,003,669	95,003,669
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	991,459	991,459

TOTAL SHORT TERM INVESTMENTS —
(Cost $95,995,128)		95,995,128

TOTAL INVESTMENTS — 101.7% (f)
(Cost $5,106,278,870)		5,405,957,816
OTHER ASSETS & LIABILITIES — (1.7)%		(88,437,292)

NET ASSETS — 100.0%		$5,317,520,524

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

The Technology Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
COMMUNICATIONS EQUIPMENT — 8.3%
Cisco Systems, Inc.	17,438,366	$433,343,395
F5 Networks, Inc. (a)	256,349	28,567,533
Harris Corp.	395,870	29,987,152
Juniper Networks, Inc. (a)	1,653,724	40,582,387
Motorola Solutions, Inc.	784,100	52,197,537
QUALCOMM, Inc.	5,784,119	458,102,225

		1,042,780,229

COMPUTERS & PERIPHERALS — 20.0%
Apple, Inc.	20,536,923	1,908,496,254
EMC Corp.	7,067,073	186,146,703
Hewlett-Packard Co.	5,290,774	178,193,268
NetApp, Inc.	1,181,748	43,157,437
SanDisk Corp.	840,734	87,797,852
Seagate Technology PLC (b)	1,114,054	63,300,548
Western Digital Corp.	751,218	69,337,422

		2,536,429,484

DIVERSIFIED TELECOMMUNICATION SERVICES — 11.4%
AT&T, Inc.	17,678,649	625,117,029
CenturyLink, Inc. (b)	2,048,847	74,168,261
Frontier Communications Corp. (b)	4,046,976	23,634,340
Verizon Communications, Inc.	14,181,713	693,911,217
Windstream Holdings, Inc. (b)	2,276,116	22,670,115

		1,439,500,962

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.2%
Amphenol Corp. (Class A)	573,979	55,297,137
Corning, Inc.	4,544,880	99,760,116
FLIR Systems, Inc.	525,830	18,262,076
Jabil Circuit, Inc.	771,567	16,125,750
TE Connectivity, Ltd.	1,389,156	85,905,407

		275,350,486

INTERNET SOFTWARE & SERVICES — 14.9%
Akamai Technologies, Inc. (a)	684,399	41,789,403
eBay, Inc. (a)	3,951,805	197,827,358
Facebook, Inc. (Class A) (a)	5,857,078	394,122,779
Google, Inc. (Class A) (a)	965,032	564,225,259
Google, Inc. (Class C) (a)	965,009	555,150,378
VeriSign, Inc. (a)(b)	467,668	22,826,875
Yahoo!, Inc. (a)	3,260,116	114,527,875

		1,890,469,927

IT SERVICES — 15.7%
Accenture PLC (Class A)	2,156,403	174,323,619
Alliance Data Systems Corp. (a)(b)	184,677	51,940,406
Automatic Data Processing, Inc.	1,680,028	133,192,620
Cognizant Technology Solutions Corp. (Class A) (a)	2,157,069	105,502,245
Computer Sciences Corp.	519,801	32,851,423
Fidelity National Information Services, Inc.	1,072,094	58,686,426
Fiserv, Inc. (a)	900,719	54,331,370
International Business Machines Corp.	3,240,704	587,442,414
MasterCard, Inc. (Class A)	3,501,782	257,275,924
Paychex, Inc.	1,149,912	47,790,343
Teradata Corp. (a)(b)	588,792	23,669,438
The Western Union Co. (b)	1,910,851	33,134,156
Total System Services, Inc.	640,993	20,133,590
Visa, Inc. (Class A)	1,712,269	360,792,201
Xerox Corp.	3,978,337	49,490,512

		1,990,556,687

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.6%
Altera Corp.	1,148,220	39,912,127
Analog Devices, Inc.	1,130,537	61,128,136
Applied Materials, Inc.	4,253,332	95,912,637
Avago Technologies, Ltd.	857,458	61,796,998
Broadcom Corp. (Class A)	1,960,953	72,790,575
First Solar, Inc. (a)(b)	241,420	17,155,305
Intel Corp.	14,459,695	446,804,575
KLA-Tencor Corp. (b)	606,873	44,083,255
Lam Research Corp. (a)	549,911	37,162,985
Linear Technology Corp.	865,710	40,748,970
Microchip Technology, Inc. (b)	746,608	36,441,936
Micron Technology, Inc. (a)	3,881,804	127,905,442
NVIDIA Corp.	1,993,385	36,957,358
Texas Instruments, Inc.	3,726,585	178,093,497
Xilinx, Inc.	980,621	46,393,180

		1,343,286,976

SOFTWARE — 16.7%
Adobe Systems, Inc. (a)	1,619,747	117,204,893
Autodesk, Inc. (a)	834,643	47,057,172
CA, Inc.	1,144,926	32,905,173
Citrix Systems, Inc. (a)	590,894	36,960,420
Electronic Arts, Inc. (a)	1,150,786	41,278,694
Intuit, Inc.	1,016,024	81,820,413
Microsoft Corp.	25,604,876	1,067,723,329
Oracle Corp.	11,760,167	476,639,569
Red Hat, Inc. (a)	698,583	38,610,682
Salesforce.com, Inc. (a)	2,066,011	119,993,919
Symantec Corp.	2,432,461	55,703,357

		2,115,897,621

TOTAL COMMON STOCKS —
(Cost $11,262,394,016)		12,634,272,372

SHORT TERM INVESTMENTS — 1.8%
MONEY MARKET FUNDS — 1.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	206,822,967	206,822,967
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	25,508,598	25,508,598

TOTAL SHORT TERM INVESTMENTS —
(Cost $232,331,565)		232,331,565

TOTAL INVESTMENTS — 101.6% (f)
(Cost $11,494,725,581)		12,866,603,937
OTHER ASSETS & LIABILITIES — (1.6)%		(207,113,952)

NET ASSETS — 100.0%		$12,659,489,985

The Technology Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

The Utilities Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ELECTRIC UTILITIES — 56.1%
American Electric Power Co., Inc.	6,524,163	$363,852,570
Duke Energy Corp. (a)	8,680,752	644,024,991
Edison International	4,354,523	253,041,332
Entergy Corp.	2,387,426	195,983,800
Exelon Corp. (a)	11,426,357	416,833,503
FirstEnergy Corp.	5,587,450	193,996,264
NextEra Energy, Inc.	5,803,039	594,695,437
Northeast Utilities (a)	4,204,674	198,754,940
Pepco Holdings, Inc.	3,387,881	93,098,970
Pinnacle West Capital Corp. (a)	1,502,750	86,919,060
PPL Corp.	8,437,986	299,801,643
Southern Co.	11,853,372	537,906,021
Xcel Energy, Inc. (a)	6,722,096	216,653,154

		4,095,561,685

GAS UTILITIES — 1.2%
AGL Resources, Inc. (a)	1,589,513	87,470,900

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 4.2%
NRG Energy, Inc.	4,486,371	166,893,001
The AES Corp.	8,834,701	137,379,601

		304,272,602

MULTI-UTILITIES — 38.3%
Ameren Corp.	3,255,585	133,088,315
CenterPoint Energy, Inc.	5,799,562	148,120,813
CMS Energy Corp.	3,646,787	113,597,415
Consolidated Edison, Inc. (a)	3,924,138	226,579,728
Dominion Resources, Inc.	7,738,927	553,488,059
DTE Energy Co. (a)	2,380,348	185,357,699
Integrys Energy Group, Inc. (a)	1,083,918	77,099,087
NiSource, Inc. (a)	4,255,685	167,418,648
PG&E Corp. (a)	6,216,089	298,496,594
Public Service Enterprise Group, Inc. (a)	6,731,869	274,592,937
SCANA Corp. (a)	1,886,322	101,502,987
Sempra Energy	3,050,121	319,378,170
TECO Energy, Inc. (a)	2,770,039	51,190,321
Wisconsin Energy Corp. (a)	3,000,958	140,804,949

		2,790,715,722

TOTAL COMMON STOCKS —
(Cost $7,253,978,214)		7,278,020,909

SHORT TERM INVESTMENTS — 7.5%
MONEY MARKET FUNDS — 7.5%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	540,410,736	540,410,736
State Street Institutional Liquid Reserves Fund 0.06% (c)(d)	5,264,515	5,264,515

TOTAL SHORT TERM INVESTMENTS —
(Cost $545,675,251)		545,675,251

TOTAL INVESTMENTS — 107.3% (e)
(Cost $7,799,653,465)		7,823,696,160
OTHER ASSETS & LIABILITIES — (7.3)%		(529,441,655)

NET ASSETS — 100.0%		$7,294,254,505

(a)	A portion of the security was on loan at June 30, 2014.
(b)	Investments of cash collateral for securities loaned
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	The values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2014 (Unaudited)

Security Valuation

The fair value of each Fund’s portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has adopted procedures concerning securities valuation, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets value is computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s respective Select Sector Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s respective Select Sector Index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments. The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Funds’ investments by industry. The Funds did not hold any investments valued using Level 2 or Level 3 inputs as of June 30, 2014 and did not have any transfers between levels for the nine months ended June 30, 2014.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Transactions with Affiliated Issuers

The Financial Select Sector SPDR Fund has invested in an affiliated company, State Street Corp. Amounts relating to this investment at June 30, 2014, and for the period then ended are:

Number of							Number of
Shares Held	Cost at	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
at 9/30/13	9/30/13	9/30/13	Cost	Shares	Proceeds	Shares	at 6/30/14	6/30/14	Income	Gain/(Loss)

2,672,192	$160,185,240	$175,696,624	$116,419,656	1,695,884	$104,783,320	1,539,604	2,828,472	$190,243,027	$2,355,790	$18,737,998

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund — Premier Class (formerly Institutional Class) (“Liquid Reserves Fund”), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by a Fund from affiliated money market funds are recorded as dividend income on securities of affiliated issuers in the accompanying Statements of Operations. In addition, cash collateral from lending activities is invested in State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”),for which SSgA FM serves as the investment adviser.

Amounts related to investments in Prime Portfolio and/or Liquid Reserves Fund at June 30, 2014 and for the period then ended are:

	Value at	Purchased		Sold		Value at
Prime Portfolio	9/30/13	Cost	Shares	Proceeds	Shares	6/30/14	Income

The Consumer Discretionary Select Sector SPDR Fund	$105,808,095	$1,081,644,792	1,081,644,792	$1,034,027,637	1,034,027,637	$153,425,250	$192,071
The Consumer Staples Select Sector SPDR Fund	93,554,462	752,208,523	752,208,523	747,470,327	747,470,327	98,292,658	104,004
The Energy Select Sector SPDR Fund	59,083,134	1,327,693,187	1,327,693,187	1,038,581,307	1,038,581,307	348,195,014	616,914
The Financial Select Sector SPDR Fund	80,932,869	982,785,070	982,785,070	832,155,006	832,155,006	231,562,933	161,380
The Health Care Select Sector SPDR Fund	49,603,849	1,059,816,494	1,059,816,494	1,014,640,665	1,014,640,665	94,779,678	92,262
The Industrial Select Sector SPDR Fund	87,482,466	1,303,925,786	1,303,925,786	1,054,655,867	1,054,655,867	336,752,385	232,175
The Materials Select Sector SPDR Fund	116,104,121	622,180,136	622,180,136	643,280,588	643,280,588	95,003,669	317,793
The Technology Select Sector SPDR Fund	248,696,328	2,195,150,319	2,195,150,319	2,237,023,680	2,237,023,680	206,822,967	412,776
The Utilities Select Sector SPDR Fund	87,402,649	2,062,139,907	2,062,139,907	1,609,131,820	1,609,131,820	540,410,736	196,037

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/13	Cost	Shares	Proceeds	Shares	6/30/14	Income

The Consumer Discretionary Select Sector SPDR Fund	$6,107,218	$114,743,971	114,743,971	$115,258,872	115,258,872	$5,592,317	$5,398
The Consumer Staples Select Sector SPDR Fund	2,226,309	276,787,103	276,787,103	270,650,043	270,650,043	8,363,369	9,140
The Energy Select Sector SPDR Fund	14,105,892	175,960,495	175,960,495	178,463,169	178,463,169	11,603,218	10,586
The Financial Select Sector SPDR Fund	23,933,744	440,373,365	440,373,365	436,848,441	436,848,441	27,458,668	15,443
The Health Care Select Sector SPDR Fund	96,395	190,287,161	190,287,161	183,648,189	183,648,189	6,735,367	8,202
The Industrial Select Sector SPDR Fund	3,238,997	184,705,967	184,705,967	176,739,073	176,739,073	11,205,891	10,653
The Materials Select Sector SPDR Fund	63,598	104,382,666	104,382,666	103,454,805	103,454,805	991,459	4,109
The Technology Select Sector SPDR Fund	34,734,738	434,376,945	434,376,945	443,603,085	443,603,085	25,508,598	20,326
The Utilities Select Sector SPDR Fund	4,759,482	221,219,918	221,219,918	220,714,885	220,714,885	5,264,515	7,794

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at June 30, 2014 were as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

The Consumer Discretionary Select Sector SPDR Fund	$5,087,623,331	$277,129,180	$150,562,769	$126,566,411
The Consumer Staples Select Sector SPDR Fund	6,990,459,645	205,524,919	179,311,927	26,212,992
The Energy Select Sector SPDR Fund	12,412,308,389	922,990,060	325,567,973	597,422,087
The Financial Select Sector SPDR Fund	17,422,717,404	1,460,948,947	203,210,633	1,257,738,314
The Health Care Select Sector SPDR Fund	9,316,282,072	932,294,253	66,123,665	866,170,588
The Industrial Select Sector SPDR Fund	10,366,361,572	562,855,126	107,251,037	455,604,089
The Materials Select Sector SPDR Fund	5,106,278,870	425,212,807	125,533,861	299,678,946
The Technology Select Sector SPDR Fund	11,494,725,581	1,587,427,721	215,549,365	1,371,878,356
The Utilities Select Sector SPDR Fund	7,799,653,465	272,286,967	248,244,272	24,042,695

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.sectorspdrs.com as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)
under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the Investment Company Act are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham President
Date: August 25, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer
Date: August 25, 2014